Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99975
Maximum Aggregate Offering Price	$ 499,875,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,530.86
Offering Note
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-282807).
The maximum aggregate offering price of that offering is $1,996,000,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% Senior Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99801
Maximum Aggregate Offering Price	$ 499,005,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,397.67
Offering Note
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-282807).
The maximum aggregate offering price of that offering is $1,996,000,000.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99712
Maximum Aggregate Offering Price	$ 997,120,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,659.07
Offering Note
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File
No. 333-282807).
The maximum aggregate offering price of that offering is $1,996,000,000.